Guarantees - Carrying Value and Maximum Exposure to Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Guarantor Obligations [Line Items]
Carrying value of obligation		$ 263	$ 210
Maximum exposure to loss, Expires in one year or less		118,441	56,462
Maximum exposure to loss, Expires after one year through three years		13,121	11,587
Maximum exposure to loss, Expires after three years through five years		5,922	5,739
Maximum exposure to loss, Expires after five years		8,144	6,885
Maximum exposure to loss		$ 145,628	80,673
Guarantees Obligations Textual [Abstract]
Percentage share of losses owed on loans and MHFS sold with recourse		33.33%
Maximum exposure for loss		$ 145,628	80,673
Description of guarantees given by registrant		Additionally, the Parent fully and unconditionally guarantees the payment of principal, interest, and any other amounts that may be due on securities that its 100% owned finance subsidiary, Wells Fargo Finance LLC, may issue.
Liabilities	[1]	$ 1,965,593	1,748,779
Written options [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		45,400	34,300
Guarantees Obligations Textual [Abstract]
Carrying value of obligation (asset)		(101)	88
Maximum exposure for loss		45,400	34,300
Maximum exposure to loss, Expires in three years or less		42,000	31,500
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		19,692	19,646
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		19,692	19,646
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		98	90
Maximum exposure to loss, Expires in one year or less		13,967	13,311
Maximum exposure to loss, Expires after one year through three years		6,550	6,951
Maximum exposure to loss, Expires after three years through five years		1,814	1,538
Maximum exposure to loss, Expires after five years		15	17
Maximum exposure to loss		22,346	21,817
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		22,346	21,817
Standby letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		7,315	7,198
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		7,315	7,198
Direct pay letters of credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		5	2
Maximum exposure to loss, Expires in one year or less		588	1,818
Maximum exposure to loss, Expires after one year through three years		1,836	1,051
Maximum exposure to loss, Expires after three years through five years		353	108
Maximum exposure to loss, Expires after five years		88	92
Maximum exposure to loss		2,865	3,069
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		2,865	3,069
Direct pay letters of credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		488	766
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		488	766
Loans and LHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		91	82
Maximum exposure to loss, Expires in one year or less		1,362	593
Maximum exposure to loss, Expires after one year through three years		3,214	3,089
Maximum exposure to loss, Expires after three years through five years		3,385	3,969
Maximum exposure to loss, Expires after five years		6,378	6,223
Maximum exposure to loss		14,339	13,874
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		14,339	13,874
Loans and LHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		10,910	10,660
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		10,910	10,660
Exchange and clearing house guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		0	0
Maximum exposure to loss, Expires in one year or less		98,106	38,852
Maximum exposure to loss, Expires after one year through three years		0	0
Maximum exposure to loss, Expires after three years through five years		0	0
Maximum exposure to loss, Expires after five years		0	0
Maximum exposure to loss		98,106	38,852
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		98,106	38,852
Exchange and clearing house guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		0	0
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		0	0
Other guarantees and indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation		69	36
Maximum exposure to loss, Expires in one year or less		4,418	1,888
Maximum exposure to loss, Expires after one year through three years		1,521	496
Maximum exposure to loss, Expires after three years through five years		370	124
Maximum exposure to loss, Expires after five years		1,663	553
Maximum exposure to loss		7,972	3,061
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		7,972	3,061
Other guarantees and indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		979	1,022
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		979	1,022
Debit and credit card [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss		394,700
Guarantees Obligations Textual [Abstract]
Maximum exposure for loss		394,700
Other commitments and guarantees [Member] | Wells Fargo Finance, LLC [Member]
Guarantees Obligations Textual [Abstract]
Liabilities		$ 1,700	$ 1,300

[1]	Our consolidated liabilities at December 31, 2025 and 2024, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $3.8 billion and $2.2 billion; Accrued expenses and other liabilities, $206 million and $124 million; and Total liabilities $4.0 billion and $2.4 billion, respectively.